Pending Acquisition (Q3) (Details) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 25, 2020 $ / shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Unaudited pro forma information [Abstract]
Net interest income | $		$ 17,817	$ 23,606
Net income | $		$ 2,090	$ 3,241
Basic earnings per share (in dollars per share)		$ 0.04	$ 0.06
Diluted earnings per share (in dollars per share)		0.04	0.06
Common Stock Voting [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)		0.01	0.01	$ 0.01
Common Stock Non-Voting [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
City First [Member] | Common Class A [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)	$ 0.50
City First [Member] | Common Class B [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)	0.50
City First [Member] | Common Stock Voting [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)	$ 0.01
Share conversion ratio	13.626
City First [Member] | Common Stock Non-Voting [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)	$ 0.01
City First [Member] | Series A Preferred Stock [Member]
Pending Acquisition [Abstract]
Share conversion ratio	1.00
City First [Member] | Series B Preferred Stock [Member]
Pending Acquisition [Abstract]
Common stock, par value (in dollars per share)	$ 0.50